Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 Series C [Member]	Dec. 31, 2010 Series C-1 [Member]
Cash flows from financing activities:
Payments of convertible redeemable preferred shares issuance costs		$ 21	$ 5
Payments of initial public offering underwriters' commission	$ 6,239